PGIM S&P 500 Max Buffer ETF - December Expense Example - PGIM S&P 500 Max Buffer ETF - December - No Share Class	Jul. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160